Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,252,468
03/25/2029	6.250%	1,260,000	1,341,188
03/25/2029	6.250%	180,000	191,598
Total			2,785,254
Guatemala 0.4%
Energuate Trust(a)
05/03/2027	5.875%	900,000	930,372
05/03/2027	5.875%	550,000	568,560
Total			1,498,932
Hong Kong 0.9%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	2,850,000	3,172,362
India 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,614,000	1,674,713
Ireland 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,502,734
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	564,631
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,733,718
09/30/2040	2.940%	2,666,000	2,632,676
Total			4,366,394
Netherlands 0.2%
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	554,138
Philippines 0.8%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	2,571,309
Ukraine 0.5%
MHP Lux SA(a)
04/03/2026	6.950%	1,700,000	1,695,662
Virgin Islands 2.5%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	1,900,000	2,179,630
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JGSH Philippines Ltd.(a)
07/09/2030	4.125%		6,100,000	6,424,849
Total				8,604,479
Total Corporate Bonds & Notes (Cost $28,304,727)				28,990,608

Foreign Government Obligations(c),(d) 83.1%

Angola 1.3%
Angolan Government International Bond(a)
11/26/2029	8.000%		3,700,000	3,419,032
05/08/2048	9.375%		1,300,000	1,186,769
Total				4,605,801
Argentina 1.5%
Argentine Republic Government International Bond(b)
07/09/2035	1.125%		17,001,998	4,805,633
07/09/2046	1.125%		610,000	173,951
Total				4,979,584
Bahrain 1.4%
Bahrain Government International Bond(a)
05/18/2034	5.625%		2,436,000	2,292,385
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		2,707,000	2,603,090
Total				4,895,475
Belarus 0.3%
Republic of Belarus International Bond(a)
02/28/2030	6.200%		1,250,000	1,020,009
Brazil 3.0%
Brazilian Government International Bond
05/30/2029	4.500%		1,200,000	1,194,652
06/12/2030	3.875%		8,300,000	7,796,634
01/27/2045	5.000%		1,300,000	1,171,554
Total				10,162,840
Canada 0.4%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		1,300,000	1,418,273
Chile 0.5%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,551,997
China 1.8%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,939
Columbia Emerging Markets Bond Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,356,854
Syngenta Finance NV(a)
04/24/2028	5.182%		4,200,000	4,724,472
Total				6,097,265
Colombia 3.7%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	5,995,603
04/15/2031	3.125%		5,675,000	5,080,939
04/22/2032	3.250%		1,652,000	1,475,216
Total				12,551,758
Costa Rica 0.4%
Costa Rica Government International Bond(a)
04/04/2044	7.000%		1,500,000	1,426,567
Croatia 0.6%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	842,915
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,338,590
Total				2,181,505
Dominican Republic 2.9%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,476,441
09/23/2032	4.875%		1,050,000	1,046,544
04/30/2044	7.450%		3,400,000	3,930,122
06/05/2049	6.400%		1,300,000	1,327,208
01/30/2060	5.875%		1,050,000	977,849
Total				9,758,164
Ecuador 1.4%
Ecuador Government International Bond(a),(b)
07/31/2030	5.000%		2,000,000	1,641,912
07/31/2035	1.000%		3,000,000	1,939,052
07/31/2040	0.500%		1,899,850	1,111,934
Total				4,692,898
Egypt 3.6%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	1,300,000	1,291,770
04/11/2031	6.375%	EUR	1,700,000	1,711,073
01/15/2032	7.053%		1,400,000	1,232,561
05/29/2032	7.625%		1,815,000	1,635,337
09/30/2033	7.300%		3,600,000	3,172,518
02/21/2048	7.903%		3,460,000	2,788,485
02/21/2048	7.903%		400,000	322,368
Total				12,154,112
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		800,000	519,188
Ghana 1.8%
Ghana Government International Bond(a)
03/26/2032	8.125%		1,700,000	1,345,037
02/11/2035	7.875%		1,800,000	1,368,817
05/07/2042	8.875%		1,100,000	861,059
03/26/2051	8.950%		3,400,000	2,618,481
Total				6,193,394
Guatemala 0.8%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	771,804
06/01/2050	6.125%		1,650,000	1,839,016
Total				2,610,820
India 0.9%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,200,000	3,251,784
Indonesia 7.3%
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,808,835
Indonesia Government International Bond
10/30/2049	3.700%		3,500,000	3,619,876
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,181,023
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	5,095,199
11/15/2048	6.757%		4,300,000	5,510,662
PT Pelabuhan Indonesia II(a)
05/05/2045	5.375%		1,350,000	1,595,618
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,596,638
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		3,500,000	3,374,670
Total				24,782,521
Ivory Coast 1.6%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,922,350
06/15/2033	6.125%		1,650,000	1,686,095
Total				5,608,445

2	Columbia Emerging Markets Bond Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.3%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,410,516
04/24/2030	5.375%		3,800,000	4,368,555
04/19/2047	5.750%		1,050,000	1,244,427
Total				8,023,498
Malaysia 0.6%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,948,888
Mexico 11.8%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,243,000	3,105,492
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,049,579
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	5,357,706
01/15/2047	4.350%		1,800,000	1,833,860
02/10/2048	4.600%		1,600,000	1,676,313
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,102,833
03/13/2027	6.500%		2,000,000	2,050,644
02/12/2028	5.350%		3,630,000	3,488,369
01/23/2029	6.500%		200,000	199,500
01/23/2030	6.840%		5,660,000	5,664,167
01/28/2031	5.950%		5,000,000	4,694,494
01/23/2045	6.375%		5,357,000	4,319,849
09/21/2047	6.750%		1,543,000	1,265,533
01/23/2050	7.690%		1,765,000	1,591,353
Total				40,399,692
Oman 0.4%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,403,211
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	451,427
12/05/2027	6.875%		1,000,000	995,033
04/08/2031	7.375%		1,468,000	1,420,718
Total				2,867,178
Panama 0.9%
Panama Government International Bond
03/16/2025	3.750%		900,000	951,479
09/29/2032	2.252%		2,200,000	2,051,654
Total				3,003,133
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 1.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,000,000	2,357,181
03/30/2050	5.400%		925,000	1,017,979
Total				3,375,160
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%		1,089,000	1,073,049
Philippines 0.8%
Philippine Government International Bond
07/06/2046	3.200%		2,655,000	2,657,178
Qatar 5.8%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%		1,063,000	1,067,286
Qatar Government International Bond(a)
04/23/2028	4.500%		700,000	801,324
03/14/2029	4.000%		4,700,000	5,287,985
04/16/2030	3.750%		3,100,000	3,458,067
04/23/2048	5.103%		2,350,000	3,138,502
03/14/2049	4.817%		2,550,000	3,299,101
Qatar Petroleum(a)
07/12/2031	2.250%		2,763,000	2,716,327
Total				19,768,592
Romania 0.6%
Romanian Government International Bond(a)
02/14/2051	4.000%		2,042,000	1,988,739
Russian Federation 4.8%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		529,000	540,354
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%		2,750,000	2,654,541
Russian Federal Bond - OFZ
03/12/2031	5.900%	RUB	400,000,000	4,601,819
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%		3,000,000	3,300,972
03/21/2029	4.375%		2,000,000	2,218,167
03/28/2035	5.100%		2,600,000	3,077,500
Total				16,393,353
Saudi Arabia 4.4%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%		1,400,000	1,467,881
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%		1,600,000	1,602,284

Columbia Emerging Markets Bond Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
01/21/2055	3.750%	4,000,000	4,209,692
01/21/2055	3.750%	3,950,000	4,157,071
02/02/2061	3.450%	3,500,000	3,476,863
Total			14,913,791
South Africa 2.3%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,365,448
08/10/2028	8.450%	1,800,000	1,914,845
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,410,207
09/30/2049	5.750%	2,200,000	2,041,046
Total			7,731,546
Sri Lanka 0.2%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	1,460,000	804,875
Turkey 3.8%
Turkey Government International Bond
03/22/2024	5.750%	1,500,000	1,496,748
04/14/2026	4.250%	1,350,000	1,228,929
03/25/2027	6.000%	2,000,000	1,917,369
02/17/2028	5.125%	4,900,000	4,468,953
04/26/2029	7.625%	2,400,000	2,446,724
05/30/2040	6.750%	1,573,000	1,418,391
Total			12,977,114
Ukraine 2.9%
Ukraine Government International Bond(a)
09/01/2023	7.750%	850,000	858,356
09/01/2026	7.750%	8,000,000	8,025,521
05/21/2029	6.876%	1,000,000	932,100
Total			9,815,977
United Arab Emirates 2.9%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	2,544,860
04/16/2050	3.875%	385,000	447,246
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,626,125
DP World Ltd.(a)
09/25/2048	5.625%	500,000	611,569
DP World PLC(a)
07/02/2037	6.850%	3,600,000	4,733,038
Total			9,962,838
Venezuela 0.5%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	1,018,077
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	7,500,000	681,654
Total			1,699,731
Virgin Islands 0.7%
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%	2,150,000	2,296,765
Total Foreign Government Obligations (Cost $304,189,348)			283,566,708

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(f),(g)	19,870,207	19,868,220
Total Money Market Funds (Cost $19,868,220)		19,868,220
Total Investments in Securities (Cost $352,362,295)		332,425,536
Other Assets & Liabilities, Net		8,959,515
Net Assets		$341,385,051

At November 30, 2021, securities and/or cash totaling $184,650 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,300,000 MXN	5,394,422 USD	Goldman Sachs International	01/11/2022	200,468	—
6,881,000 EUR	7,845,551 USD	UBS	01/11/2022	28,804	—
Total				229,272	—

4	Columbia Emerging Markets Bond Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(83)	03/2022	USD	(12,191,922)	—	(250,460)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $214,052,945, which represents 62.70% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2021, the total value of these securities amounted to $1,699,731, which represents 0.50% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	30,285,129	16,287,434	(26,704,343)	—	19,868,220	—	4,295	19,870,207
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund | First Quarter Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT141_08_M01_(01/22)